Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of voting power	50.00%
Number of operating segments	1
Contract liabilities				$ 889
Revenue included in contract liability	$ 1,052	$ 1,575	$ 889
Advertising and promotional expenses	3,923	2,217	2,846
Contributions by employer to plan	708	1,909	3,074
Inventory write-downs	657	138	12
Allowance for doubtful accounts	4,201	4,519	3,350		$ 3,289
Asset impairment		80
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
VIEs’ non-cash operating expenses		500	400
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
VIEs’ non-cash operating expenses		$ 2,500	$ 4,700